Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before tax	$ 8,257,402	$ 1,154,650	$ 16,791,770	$ 1,076,823
Tax rate	17.00%	17.00%	17.00%	17.00%
Computed tax benefit (expense) at statutory tax rate	$ 1,403,758	$ 196,291	$ 2,854,601	$ 183,060
Tax effect of non-deductible or taxable items:
Share-based compensation expenses	265,366		(2,236,523)
Income Tax Reconciliation Nondeductible Expense Commitment Fee	(556,635)
Additional deduction for R&D expenses				11,680
Non-taxable Income		(26,987)
Change in valuation allowance	$ (581,757)	$ (223,278)	(618,078)	$ (194,740)
Income tax expense			$ 0